DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2016
DERIVATIVES
Schedule of notional amount and fair value of derivatives

	December 31, 2016
	Notional amount	Fair Value
		Derivative assets	Derivative liabilities
	RMB	RMB	RMB
Spot commodity contracts
- Long position	90,144	—	—
- Short position	2,598,162	—	—

Risk and return transfer contracts	2,688,306	45,569	—

Total (RMB)	5,376,612	45,569	—

	December 31, 2015
	Notional amount	Fair Value
		Derivative assets	Derivative liabilities
	RMB	RMB	RMB

Spot commodity contracts
- Long position	397,868	—	—
- Short position	2,288,602	—	—

Risk and return transfer contracts	2,686,470	445	14,336

Total (RMB)	5,372,940	445	14,336